INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Total	$ 15,845	$ 11,822
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,970	2,816
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	2,050	2,186
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,732	1,762
European residential decarbonization infrastructure business
Disclosure of information for cash-generating units [line items]
Total	1,198	0
North American residential decarbonization infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	3,267	1,674
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,066	1,031
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	652	682
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	563	537
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	272	258
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	505	0
Other
Disclosure of information for cash-generating units [line items]
Total	866	876
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	$ 704	$ 0